Note 11 - Options (Details) - Components of Stock-Based Compensation Expense (USD $)	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation expense components	$ 1,153,882	$ 2,323,845	$ 702,460
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation expense components	837,206	1,505,061	601,423
Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation expense components	$ 316,676	$ 818,784	$ 101,037